Trade and other payables (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables.
Trade payables	R 26,888	R 17,197
Capital project related payables	457	960
Accrued expenses	4,807	4,323
Other payables (financial liabilities)	6,611	652
Related party payables	1,110	157
third parties	191	155
equity accounted investments	919	2
Trade payables	39,873	23,289
Other payables (non financial liabilities)	9,037	8,422
Duties payable to revenue authorities	4,172	4,785
Value added tax	473	174
Trade and other payables	R 53,555	R 36,670